Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Statement Line Items [Line Items]
Entity Registrant Name	DIGATRADE FINANCIAL CORP.
Entity Central Index Key	0001369128
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	A1
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Common Stock, Shares Outstanding	1,342,473,822
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Class B Common stock
Statement Line Items [Line Items]
Entity Common Stock, Shares Outstanding	2,100,000